ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Addition of new conversion option derivatives	$ 1,077,757
Extinguishment/modification	(727,344)
Conversion of note derivatives	(12,364,084)
Change in fair value	(26,728,161)
Derivative liability, end	0
Derivative liability, begining	38,741,832
Warrants [Member]
Addition of new conversion option derivatives	0
Conversion of note derivatives	(1,869,768)
Change in fair value	472,117
Derivative liability, end	0
Derivative liability, begining	1,397,997
Extinguishment/modification	(346)
Maximum [Member]
Addition of new conversion option derivatives	1,077,757
Conversion of note derivatives	(10,494,316)
Change in fair value	(27,200,278)
Derivative liability, end	0
Derivative liability, begining	37,343,835
Extinguishment/modification	$ (726,998)